As filed with the Securities and Exchange Commission on March 2, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland
, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland
, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 – December 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

Lisanti Small
Cap Growth Fund
Annual Report
December 31, 2021

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2021
1
Dear Shareholder,
After continued strength in the first half of 2021, the advance of smaller growth stock stalled in the second half of 2021. The Russell 2000 Growth Index declined 5.64% in the second half of 2021, with the majority of the decline occurring in the third quarter, as investor concerns continued to increase—rising inflation;
the increasing likelihood of rising interest rates, and most recently the “waviness” of the recovery as first the Delta and then the Omicron variant rose to prominence. The Lisanti Small Cap Growth Fund (“Fund”)
outperformed its benchmark, the Russell 2000 Growth Index (the “Index”), over the year ended December
31, 2021, returning 10.69% net versus 2.83 % for the Index. During the period, the Fund’s investments in the Information Technology sector were of most benefit to the Fund, followed by Health Care and Consumer
Discretionary, while the Real Estate, Financials and Consumer Staples sectors detracted from performance.
Since the beginning of the year, the market has tilted between “value” and “growth” stocks as the economic reopening/recovery took hold and investors anticipated rising interest rates. Our view has been that the market is transitioning from a valuation driven market to an earnings driven market, and that implies that companies who have many years before they achieve profitability might struggle to outperform. As we moved through the pandemic, we tilted more towards companies with strong revenue growth prospects, and operating leverage. We remained underweight in Health Care for the majority of 2021, as medical devices continued to be plagued by the uneven reopening, particularly around elective medical procedures, and many of the smaller biotechnology stocks are years from making money. As you know, we look for companies that have three components: strong secular trends driving their growth (secular growth stocks); companies that are able to drive growth through their own internal initiatives (structural growth stocks); and those companies that are in the midst of operational improvements/turnarounds (transformational growth). We believe this focus is much more important than “value” or “growth” moniker, as the market continues the transition to an earnings driven, fundamentally focused environment.
As we write this, investors are experiencing one of the worst January declines in a number of years. We believe that this is part of the shift from a valuation driven market to an earnings driven market. While we expect the environment to remain constructive for public equities for some time to come, we do believe that we have seen the “bottom” in interest rates. We have spent the past four decades with interest rates, as determined by the Federal Reserve, declining, from 21% in 1980-1981, to zero. We are now in an era, we believe, where returns will have to be earned, through fundamental prospects—earnings and revenue growth, as opposed to significant broad upward revaluation of the equity markets, as rates drop. Or, to put it another way, “a rising tide will NOT lift all boats”. That probably means several things to equity investors:
• volatility increases, as the future is a bit less certain; more depends on the individual companies’ prospects, than on the general macroeconomic backdrop

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2021
2
This is a very different environment than that of the past few decades; it is more nuanced and it can be a bit confusing and somewhat emotional. However, it is a market that we believe should reward diligent fundamental research, a disciplined investment process, and experience, which to us is the definition of a
“stockpicker’s market”.
We continue to work hard on your behalf; we thank you for your investment in the Fund and the opportunity to do so.
All of us at Lisanti Capital Growth wish that you and yours stay safe and well through this situation.
Sincerely,
Mary Lisanti , CFA
President & Portfolio Manager
IMPORTANT RISKS AND DISCLOSURES
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The
Fund invests in smaller companies, which carry greater risk than is associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general. Investments in technology companies are vulnerable to factors affecting that sector, such as dependency on consumer and business acceptance as new technology evolves. Investments in the Industrial sector can be significantly affected by business cycle fluctuations, worldwide economy growth, government and corporate spending and others. Investments in Health Care companies may be affected by government regulations and government healthcare programs, changes in the cost of medical products and services, limited product lines, product liability claims, and patent protection, among other factors.
The views in this report were those of the Fund manager as of December 31, 2021, and may not necessarily reflect her views on the date this report is first published or anytime thereafter. These views are intended to
• earnings-driven markets have a different cadence than valuation driven markets—they unfold a bit more slowly, as one needs quarters, if not years, to see the evidence of growth acceleration;
valuation markets can move up or down very quickly as multiples expand or contract
• dispersion increases as individual company prospects drive results—which mean things like strategy, and management acumen, matter a great deal

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2021
3
assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. Although the Fund manager believes she has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

Lisanti Small Cap Growth Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
December 31, 2021
4
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Lisanti Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, Russell 2000
Growth Index (“Russell 2000 Growth”), over the past ten fiscal years. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Lisanti Small Cap Growth Fund vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be
lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.78%.
However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35%, through April 30, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current
Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 30 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (800) 441-7031.
Average Annual Total Returns
Periods Ended December 31, 2021 One Year Five Year Ten Year
Lisanti Small Cap Growth Fund 10.69% 21.65% 17.52%
Russell 2000 Growth Index 2.83% 14.53% 14.14%

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2021
5
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.7%
Business Services / Industrials - 1.1%
9,220 ASGN, Inc.
(a)
$ 1,137,748
Consumer Discretionary - 15.6%
30,275 Academy Sports & Outdoors,
Inc.
(a)
1,329,072
37,745 Arhaus, Inc.
(a)
500,121
25,910 Boot Barn Holdings, Inc.
(a)
3,188,225
6,465 Crocs, Inc.
(a)
828,942
16,345 Dave & Buster's Entertainment,
Inc.
(a)
627,648
29,010 European Wax Center, Inc.,
Class A
(a)
880,454
7,825 Fox Factory Holding Corp.
(a)
1,331,033
10,215 Papa John's International, Inc. 1,363,396
12,345 Planet Fitness, Inc., Class A
(a)
1,118,210
22,780 Red Rock Resorts, Inc., Class A 1,253,128
16,155 Skyline Champion Corp.
(a)
1,275,922
35,950 Steven Madden, Ltd. 1,670,597
12,555 YETI Holdings, Inc.
(a)
1,039,931
16,406,679
Consumer Staples - 0.8%
56,870 Sovos Brands, Inc.
(a)
855,893
Energy - 1.6%
49,765 Magnolia Oil & Gas Corp. 939,066
20,250 Matador Resources Co. 747,630
1,686,696
Financials - 5.4%
17,595 Argo Group International Holdings,
Ltd. 1,022,445
40,005 ConnectOne Bancorp, Inc. 1,308,564
2,270 Kinsale Capital Group, Inc. 540,010
59,600 The Bancorp, Inc.
(a)
1,508,476
33,310 Veritex Holdings, Inc. 1,325,072
5,704,567
Health-Care - 9.1%
21,320 Apellis Pharmaceuticals, Inc.
(a)
1,008,009
6,950 Arrowhead Pharmaceuticals, Inc.
(a)
460,785
37,200 ChemoCentryx, Inc.
(a)
1,354,452
16,280 Codexis, Inc.
(a)
509,076
34,265 Cytokinetics, Inc.
(a)
1,561,799
12,080 Inari Medical, Inc.
(a)
1,102,542
4,360 iRhythm Technologies, Inc.
(a)
513,128
25,860 Pacira BioSciences, Inc.
(a)
1,555,996
50,275 Supernus Pharmaceuticals, Inc.
(a)
1,466,019
9,531,806
Shares Security Description Value
Health-Care Equipment & Services - 14.3%
9,465 Acadia Healthcare Co., Inc.
(a)
$ 574,525
8,430 AMN Healthcare Services, Inc.
(a)
1,031,242
12,150 Biohaven Pharmaceutical Holding
Co., Ltd.
(a)
1,674,393
7,945 Inmode, Ltd.
(a)
560,758
10,230 Inspire Medical Systems, Inc.
(a)
2,353,514
8,795 Omnicell, Inc.
(a)
1,586,970
17,985 OptimizeRx Corp.
(a)
1,117,048
20,485 OrthoPediatrics Corp.
(a)
1,226,232
4,805 Shockwave Medical, Inc.
(a)
856,876
12,710 Tandem Diabetes Care, Inc.
(a)
1,913,109
32,010 Vocera Communications, Inc.
(a)
2,075,528
14,970,195
Industrials - 22.2%
3,965 Acuity Brands, Inc. 839,470
8,940 Advanced Drainage Systems, Inc. 1,217,002
15,720 ArcBest Corp. 1,884,042
23,400 Array Technologies, Inc.
(a)
367,146
11,630 Astec Industries, Inc. 805,610
27,145 Calix, Inc.
(a)
2,170,786
13,505 Casella Waste Systems, Inc.
(a)
1,153,597
6,320 Chart Industries, Inc.
(a)
1,007,977
10,510 Clean Harbors, Inc.
(a)
1,048,583
8,940 GXO Logistics, Inc.
(a)
812,020
5,780 John Bean Technologies Corp. 887,577
27,400 Knight-Swift Transportation
Holdings, Inc. 1,669,756
17,165 Kornit Digital, Ltd.
(a)
2,613,371
20,505 Montrose Environmental Group,
Inc.
(a)
1,445,807
2,290 RBC Bearings, Inc.
(a)
462,511
5,320 Saia, Inc.
(a)
1,792,999
8,960 The Shyft Group, Inc. 440,205
38,265 Titan Machinery, Inc.
(a)
1,289,148
5,225 TopBuild Corp.
(a)
1,441,630
23,349,237
Information Technology - 4.4%
9,040 Fabrinet
(a)
1,070,969
9,180 SiTime Corp.
(a)
2,685,517
10,025 Sprout Social, Inc., Class A
(a)
909,167
4,665,653
Materials - 2.7%
41,590 Livent Corp.
(a)
1,013,964
45,555 Summit Materials, Inc., Class A
(a)
1,828,578
2,842,542
Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
2,465 Intellia Therapeutics, Inc.
(a)
291,462

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2021
6
See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The
Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Technology - 18.2%
7,060 Ambarella, Inc.
(a)
$ 1,432,404
29,520 Brilliant Earth Group, Inc.
(a)
533,131
8,230 Digital Turbine, Inc.
(a)
501,948
9,815 Diodes, Inc.
(a)
1,077,785
112,830 Extreme Networks, Inc.
(a)
1,771,431
5,680 Impinj, Inc.
(a)
503,816
43,595 Instructure Holdings, Inc.
(a)
1,045,408
55,780 Integral Ad Science Holding
Corp.
(a)
1,238,874
23,150 Lattice Semiconductor Corp.
(a)
1,783,939
7,290 Manhattan Associates, Inc.
(a)
1,133,522
28,930 MaxLinear, Inc.
(a)
2,181,033
13,235 Rapid7, Inc.
(a)
1,557,627
3,835 SPS Commerce, Inc.
(a)
545,912
7,875 Synaptics, Inc.
(a)
2,279,891
12,290 Vicor Corp.
(a)
1,560,584
19,147,305
Total Common Stock (Cost $84,935,104) 100,589,783
Shares Security Description Value
Money Market Fund - 4.4%
4,619,885 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $4,619,885) 4,619,885
Investments, at value - 100.1% (Cost
$89,554,989) $ 105,209,668
Other Assets & Liabilities, Net - (0.1)% (98,333)
Net Assets - 100.0% $ 105,111,335
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 100,589,783
Level 2 - Other Significant Observable Inputs 4,619,885
Level 3 - Significant Unobservable Inputs –
Total $ 105,209,668
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Business Services / Industrials 1.1%
Consumer Discretionary 15.6%
Consumer Staples 0.8%
Energy 1.6%
Financials 5.4%
Health-Care 9.1%
Health-Care Equipment & Services 14.2%
Industrials 22.2%
Information Technology 4.4%
Materials 2.7%
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Technology 18.2%
Money Market Fund 4.4%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021
7
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $89,554,989) $ 105,209,668
Receivables:
Fund shares sold 228,625
Dividends 48
Prepaid expenses 13,257
Total Assets
105,451,598
LIABILITIES
Payables:
Fund shares redeemed 199,849
Accrued Liabilities:
Investment adviser fees 72,005
Fund services fees 13,333
Other expenses 55,076
Total Liabilities
340,263
NET ASSETS
$ 105,111,335
COMPONENTS OF NET ASSETS
Paid-in capital $ 88,721,342
Distributable earnings 16,389,993
NET ASSETS
$ 105,111,335
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 4,050,995
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 25.95
* Shares redeemed or exchanged within 30 days of purchase are charged a 1.00% redemption fee.

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021
8
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 203,484
Interest income 1,279
Total Investment Income
204,763
EXPENSES
Investment adviser fees 938,203
Fund services fees 264,028
Shareholder service fees 246,895
Custodian fees 11,154
Registration fees 27,979
Professional fees 40,240
Trustees' fees and expenses 5,034
Other expenses 60,280
Total Expenses 1,593,813
Fees waived
(262,774)
Net Expenses
1,331,039
NET INVESTMENT LOSS
(1,126,276)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 15,518,297
Net change in unrealized appreciation (depreciation) on investments
(5,524,730)
NET REALIZED AND UNREALIZED GAIN
9,993,567
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 8,867,291

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
9
See Notes to Financial Statements.
For the Years Ended December 31,
2021 2020
OPERATIONS
Net investment loss $ (1,126,276) $ (750,049)
Net realized gain 15,518,297 17,663,499
Net change in unrealized appreciation (depreciation) (5,524,730) 15,685,158
Increase in Net Assets Resulting from Operations
8,867,291 32,598,608
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(24,201,298) (6,061,866)
CAPITAL SHARE TRANSACTIONS
Sale of shares 35,793,465 29,986,098
Reinvestment of distributions 22,707,455 5,223,300
Redemption of shares
(20,983,404) (29,460,550)
Redemption fees
2,361 2,383
Increase in Net Assets from Capital Share Transactions
37,519,877 5,751,231
Increase in Net Assets
22,185,870 32,287,973
NET ASSETS
Beginning of Year
82,925,465 50,637,492
End of Year
$ 105,111,335 $ 82,925,465
SHARE TRANSACTIONS
Sale of shares 1,101,079 1,334,920
Reinvestment of distributions 915,993 177,724
Redemption of shares
(644,518) (1,161,159)
Increase in Shares
1,372,554 351,485

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
10
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2021 2020 2019 2018 2017
NET ASSET VALUE, Beginning of Year
$ 30.96 $ 21.76 $ 17.71 $ 18.81 $ 18.74
INVESTMENT OPERATIONS
Net investment loss (a) (0.38) (0.28) (0.25) (0.21) (0.33)
Net realized and unrealized gain
(loss)
3.32 11.66 4.78 (0.12) 5.43
Total from Investment Operations
2.94 11.38 4.53 (0.33) 5.10
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(7.95) (2.18) (0.48) (0.77) (5.03)
Total Distributions to Shareholders
(7.95) (2.18) (0.48) (0.77) (5.03)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 25.95 $ 30.96 $ 21.76 $ 17.71 $ 18.81
TOTAL RETURN
10.69% 52.85% 25.62% (1.90)% 27.78%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 105,111 $ 82,925 $ 50,637 $ 33,801 $ 13,919
Ratios to Average Net Assets:
Net investment loss (1.14)% (1.17)% (1.20)% (1.02)% (1.61)%
Net expenses 1.35% 1.35% 1.35% 1.37% 1.80%
Gross expenses (c) 1.61% 1.78% 1.98% 2.32% 3.15%
PORTFOLIO TURNOVER RATE 264% 314% 252% 220% 294%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
11
Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of
Trustees (the "Board") if (1) market quotations are not readily available or (2) the Adviser, as defined in Note
3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the
Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
12
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2021, for the Fund’s investments is included in the
Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
13
on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
December 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Redemption Fees – A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations.
The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Note 3. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
14
their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2022. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may only be raised or eliminated with the consent of the Board and voluntary fee waivers may be reduced or eliminated at any time. For the year ended
December 31, 2021 , fees waived were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 157,948 $ 104,826 $ 262,774

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
15
in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2021, $469,489 is subject to recapture by the Adviser.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2021, totaled $260,148,916 and
$249,438,153, respectively.
Note 6. Federal Income Tax
As of December 31, 2021 , the cost of investments for federal income tax purposes is $89,946,955 and the components of net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2021, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
For tax purposes, the current year post October loss was $ 558,002 (realized during the period November 1,
2021 through December 31, 2021 ). This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, January 1, 2022.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based
Gross Unrealized Appreciation
$ 17,010,107
Gross Unrealized Depreciation
(1,747,394)
Net Unrealized Appreciation
$ 15,262,713
2021 2020
Ordinary Income $ 18,710,341 $ 4,560,285
Long-Term Capital Gain 5,490,957 1,501,581
$ 24,201,298 $ 6,061,866
Undistributed Long-Term Gain
$ 1,685,282
Capital and Other Losses
(558,002)
Unrealized Appreciation
15,262,713
Total
$ 16,389,993

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
16
on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
17
To the Board of Trustees of Forum Funds
and the Shareholders of Lisanti Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Lisanti Small Cap Growth Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
18
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2008.
Philadelphia, Pennsylvania
February 25, 2022

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
19
Investment Advisory Agreement Approval
At the September 9, 2021 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Lisanti Small Cap Growth Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the
Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the
Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the performance of the Fund compared to its primary benchmark index and compared to an

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
20
independent peer group of funds identified by Strategic Insight as having characteristics similar to the Fund
(“Peer Group”). The Board observed that the Fund outperformed the Russell 2000 Growth Index, the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2021, and for the period since the Fund’s inception on February 27, 2004. The Board also observed that, based on the information provided by Strategic Insight, the Fund outperformed the median of the funds in the Peer Group for the one-, three-, five-, and 10-year periods June 30, 2021. The Board noted the Adviser’s representation that stock selection was the primary driver of the Fund’s relative outperformance. Based on the foregoing and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee rate and total expense ratio of the Fund compared to its
Peer Group. The Board observed that the Adviser’s advisory fee rate and the Fund’s total expense ratio were each higher than the median of the funds in the Peer Group. The Board noted the Adviser’s representation that the advisory fee rate and the Fund’s actual total expense ratio were within a reasonable range of the median of the funds in the Peer Group. The Board also noted that the Adviser implemented reductions in the contractual advisory fee rate and expense cap for the Fund in 2018. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities. The
Board noted the Adviser’s representation that, although the Adviser did not maintain separately identifiable profit and loss information for the Fund relative to its other advisory businesses, the Adviser believed that it’s anticipated profit margin from the Fund was reasonable considering the services provided and that the
Fund required significantly more attention and resources than other accounts managed by the Adviser.
The Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the
Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the
Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
21
to increase but that, in light of the Fund’s relatively low asset level and the costly, research-intensive nature of the Fund’s investment strategy, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information, and in light of the size of the Fund, the Board concluded that that economies of scale did not currently warrant further consideration.
Other Benefits
The Board noted the Adviser’s representation that it would be receiving a benefit arising from the use of soft dollars in connection with Fund trades for the acquisition of research that would benefit not only the Fund, but potentially other clients of the Adviser. The Board concluded that the other benefits received were not a material factor in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by
Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program
Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1,
2020 through June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 9, 2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
22
classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate;
(iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800)
441-7031 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7031 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
23
hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The Fund designates 1.21 % of its income dividend distributed as qualifying for the corporate dividends-
received deduction (DRD) and 1.28 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 100.00 % as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). The Fund paid long-term capital gain dividends of $5,490,957.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. The Fund’s Statement of Additional Information includes additional information about the
Trustees and is available, without charge and upon request, by calling (800) 441-7031.
Beginning
Account Value
July 1, 2021
Ending
Account Value
December 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,002.27 $ 6.81 1.35%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.40 $ 6.87 1.35%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
24
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since
2017; independent consultant
providing interim CFO services,
principally to non-profit organizations,
2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser),
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
25
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-
2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-
2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-
2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and
Vice President
Chief Compliance
Officer 2008-2016 and
2021-current; Vice President
since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
475 Park Avenue South, 9th Floor
New York, NY 10016
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - ANR - 1221

Annual Report
DECEMBER 31, 2021

Table of Contents
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 7
Schedule of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 22
Additional Information (Unaudited) 23

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2021
Dear Fellow Shareholder,
COVID-19 continued to roil markets throughout the year, as the Delta and Omicron variants weaved across the globe, with developed and emerging countries navigating uneven vaccine distribution. Yet markets were fairly resilient throughout, with notable gains in all but the third quarter of 2021. For the year ending 2021, the MSCI World Index (the “benchmark”)
returned 21.82%, while the Polaris Global Value Fund (the “Fund”) was up 15.36%. Mirroring fourth quarter commentary, the Fund underperformed due to a sizeable underweight in a strong U.S. market driven by growth stocks, as well as subpar performance from a handful of holdings in out-of-benchmark countries. The Fund saw gains of 20% or more in energy, consumer discretionary, health care and financial sectors, partially offset by modest returns in communication services, materials and information technology.
*Inception-to-date (Inception 7/31/1989)
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Returns for more than one year are annualized. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.
For the most recent month end performance, please call (888) 263-5594. Short‐term performance is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. As stated in the current prospectus, the Fund’s total annual operating expense ratio is 1.24%. The Fund’s annual operating expense ratio has been reduced to 0.99%, effective as of January 1, 2014 through April 30, 2022, due to the Adviser’s contractual agreement to waive its fee and/or reimburse expenses to limit Total Annual Fund Operating Expenses. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee. Fund performance returns shown do not reflect this fee; if reflected, the returns would have been lower.
2021 PERFORMANCE ANALYSIS:
Financials were the largest contributor, partially due to the 21% portfolio weighting, as well as robust results from most U.S.
financial holdings. Capital One, Webster Financial and JPMorgan Chase were among the holdings in double-digit positive territory amid prospects of higher interest rates (and the coinciding higher net interest margins) as the Fed seeks to curb rising inflation. Capital One and JPMorgan Chase also noted stable credit quality across their consumer and corporate portfolios, with abnormally low credit charge-offs. Pandemic and post-hurricane recoveries bolstered macro-economic conditions in
Puerto Rico, a boon for regional banks like Popular Inc. The bank had consistently healthy earnings throughout the year, with higher net income, increased credit/debit spending, strong auto and mortgage originations and more deposits. Canada-
based Toronto-Dominion Bank announced great results on the back of higher domestic consumer spending and a resilient housing market; the bank also noted margin expansion in its U.S. retail business. Positioned in a resilient Norwegian economy, Sparebank 1 SR reported higher loan growth in a solid housing market, as well as lower quarter-over-quarter impairments and operating costs. In Switzerland, Chubb advanced more than 25% after experiencing fewer catastrophic loss claims, while increasing premiums. In contrast, Bancolombia SA had a tough start to the year with political headwinds
2021 Annualized As of  December 31, 2021
YTD Q IV Q III Q II Q I 1 Yr 3 Yrs 5 Yrs 10 Yrs 15 Yrs 20 Yrs ITD*
Polaris Global Value Fund 15.36% 2.41% -1.06% 2.70% 10.89% 15.36% 14.76% 9.75% 11.98% 6.02% 9.60% 9.54%
MSCI World Index, net dividends reinvested 21.82% 7.77% -0.01% 7.74% 4.92% 21.82% 21.70% 15.03% 12.70% 7.43% 8.06% 7.50%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2021
in South America leading to the election of a Leftist government which sparked fears of a crackdown on fee income for banks. However, the stock did recover later in the year as news came out regarding new shareholder ownership. Gilinski
Group has made a public acquisition offer for approximately 25% of Grupo Sura’s shares; And Grupo Sura owns 46% of common and 25% of Bancolombia’s shares.
Crocs was the single largest contributor to Fund performance for the year, and boosted results in the consumer discretionary sector. Up more than 100%, Crocs cited record revenues that beat the highest estimates and raised its full year forecast despite supply disruptions. Revenue growth was notable in all regions, especially the Americas; the company continued to capitalize on the work-from-home trend where comfortable footwear is the norm. Inchcape reported remarkable first half results and upgraded full year guidance due to good performance in all regions, higher margins, and the ongoing benefit of the overhead reduction program. The company also announced a new strategic partnership with Greely to distribute cars in Chile, a partnership that is expected to expand over time. Sony Group Corp. added to sector returns, as the Japanese company announced resilient quarterly results across all divisions (TVs, cameras, sensor imaging, gaming) and revised up full-year guidance. Additionally, Sony and Taiwan Semiconductor Manufacturing Company entered into a joint venture to build a new $7 billion fab facility in Japan, with the goal of mass-producing chips in that facility by 2024. This venture is expected to smooth out the supply of critical image sensor chip components for Sony products and other electronics makers.
The Fund’s healthcare holdings boosted portfolio performance, with the sector up more than 23% for the year. CVS Health
Corp. reported better-than-expected results, projecting high single-digit earnings built around their fully integrated health care provider network and investment in primary care services. The company’s COVID response, offering both testing and vaccines, validated their strategic business model directing people into their pharmacies for healthcare procedures, not just prescriptions. Laboratory Corp. of America achieved robust results throughout the year that generally outperformed market estimates. The company increased full year guidance as patients and pharmaceutical clients have accelerated their return to normal health care and business activities. Insurers UnitedHealth Group Inc. and Anthem Inc. had impressive earnings backed by expansion of their provider networks. In contrast, Jazz Pharmaceuticals declined more than 30%, making it one of the worst Fund performers for the year. The Irish company launched Xywav in 2020, and has outperformed estimates for four consecutive quarters. A “product of its own success”, Jazz now faces near-term competition from authorized generics ahead of the slated 2023 timeframe. The market is interpreting this news as an intellectual property threat to Jazz's oxybate franchise; however, we view this as a positive as recent surveys suggest most patients prefer Jazz’s Xywav formulation over the generic version.
The communication services sector was under pressure, as Fund holdings Cineworld Group and Discovery Inc. suffered double-digit declines. Cineworld has not only been wrestling with the pandemic for the past 18 months, but it has also been embroiled in a legal fight with Cineplex, a Canadian theatre operator. Cineworld had agreed to acquire Cineplex shortly before the pandemic. Following the outbreak, the deal was terminated, with Cineplex claiming rights to break-up fees.
Following a lengthy court battle, the judge ruled in favor of Cineplex with a $950 million judgment, which Cineworld will appeal. Weakness in the Discovery stock was due to lower-than-expected subscriber numbers. Balancing out these losses were Publicis Groupe SA and Ipsos SA, both up approximately 40% for the year. French advertising and market research company Publicis posted good quarterly earnings, with organic growth noted in U.S. and Asian operations; European operations showed sequential improvement. The company is grabbing a disproportionate amount of client investment in

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2021
digital channels, e-commerce and direct-to-consumer advertising. Ipsos highlighted organic and acquisitive growth at the company, announcing the acquisition of a U.K. employee research firm, Karian and Box.
The Fund portfolio was underweight and underperformed the benchmark information technology sector, due to lackluster results from Catcher Technology, Brother Industries and Samsung Electronics. Catcher Technology’s revenues were down as a result of component shortages in the supply chain. Samsung reported upbeat results, but the stock was down as the market feared the strong memory price cycle may be weakening given high inventory levels at the customer level. Brother
Industries reported decent quarterly results and revised guidance upward, yet concerns arose about: 1) temporary shutdowns due to part shortages, as was the case at Brother’s Vietnam factory in December, 2) a waning work-from-home customer base as workers returned to offices and 3) logistics headwinds. On the bright side, Microsoft had stellar returns, up more than 50% on the year as it continued to see good performance across all divisions. Microsoft continues to benefit from the work-from-home trend, with Microsoft Office and cloud-based business Azure still seeing traction.
Returns in the materials sectors were underwhelming, with some of the best and worst performers in the portfolio. Berry
Global Group Inc., Yara International and Linde PLC each gained in excess of 30% for the year, while Canadian methanol producer, Methanex, dropped more than 13%. Plastics packaging company Berry Global reported robust quarterly results, with organic growth across all business segments. Linde’s streak of operational and financial excellence continued as volumes and prices rose, leading to healthy quarterly sales coupled with margin improvement. While methanol prices are still at very good levels, Methanex is facing some challenges including: the Geismar 3 expansion, although it is coming in better than budget; softer Chinese demand for methanol-to-olefins; and production issues in New Zealand and Trinidad.
Pandemic-induced volatility presented opportunities to further enhance the valuation of the portfolio with the addition of new investment ideas that fell into value territory on short-term swings. We purchased approximately a dozen companies during the year that we believe have solid upside potential, while selling those that were more richly priced. Among the new buys were: U.S. logistics/e-commerce transporter Fed-Ex; U.S.-based biopharmaceutical producer United Therapeutics
Corp.; Allison Transmission, the global leader in supplying a fully automatic transmission within medium to heavy-duty trucks; FlatexDegiro, a pan-European online brokerage business with a dominant market share; LG Electronics, a global leader in home appliances; Discovery Inc., a content developer and distributor in the U.S. with differentiated product offerings; Alrosa PJSC, a low-cost producer of rough diamonds in a duopoly structure (Alrosa and De Beers control two thirds of the rough diamond market); Irish biopharmaceutical company Jazz Pharmaceuticals; Canadian base metals miner
Lundin Mining; and three Japanese companies, including construction/real estate firm Daito Trust Construction, diversified business conglomerate Marubeni Corp., and consumer printer/ink supply company Brother Industries.
We exacted healthy profits from the vast majority of our sales, including Allete, Verizon Communications, Tapestry Inc.,
Ameris Bancorp, Lanxess AG, Alexion Pharmaceuticals, Signature Aviation, Quest Diagnostics, and Valmet OYJ, to name a few. Other sales included Coca-Cola Europacific Partners, South Korean tobacco/ginseng company KT&G Corp., Thai bank Siam Commercial and investment management company Franklin Resources.

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2021
The following table shows the Fund’s asset allocation at December 31, 2021.
Table may not cross foot due to rounding.
INVESTMENT ENVIRONMENT AND STRATEGY:
The ultimate recovery from the pandemic continues to drag out, with developing countries rebounding at a much slower rate than developed countries where vaccination rates are higher. The Omicron variant added another wrinkle to the recovery;
however, initial analysis shows that despite the increased virulence, severity appears less with fewer hospitalizations and fatalities. This supports the thesis that we are moving from a pandemic to an endemic disease, with a congruent lessening economic impact.
Yet, ongoing labor issues, shortages, and supply/demand imbalances are translating into higher input prices. Notwithstanding our long-held observations that we have been in a longer-term deflationary market, short-term inflation will persist until global economic competition returns. Inflation should help many of our portfolio companies and we're clearly seeing almost all the companies able to raise prices and ultimately cash flow. In particular, the financial sector should benefit from this trend. Assuming that inflation doesn't hurt low loan performance and credit quality, it should help banks’ net interest margins. Materials companies and many of the low-cost producers that are hallmarks of the Polaris portfolio should benefit nicely as they adjust prices upward and add to margins. Margin adjustments may take time to develop since selling price increases may lag cost increases.
We have anticipated many of these trends and believe that our Fund is largely positioned to avoid the negative impact and hopefully benefit from the coming changes in the world economy. Our research pipeline remains active as we capitalize on pockets of volatility driven by COVID waves, supply chain disruptions, etc. to purchase undervalued companies. We are optimistic that the opportunity set could be fruitful in 2022. The challenge is waiting for the recovery to transpire and drive realized value of our existing holdings. This will allow us to make room for new holdings in our Fund and act on the many attractive ideas coming through our screens.
As always, we welcome your questions and comments.
MSCI
World
Index
Portfolio
Weight Energy Utilities Materials Industrials
Consumer
Discretionary
Consumer
Staples
Health
Care Financials
Info.
Tech.
Comm.
Services
Real
Estate Cash
N. America
72.3%
43.6% 2.4% 1.0% 3.7% 4.4% 4.2% 2.2% 8.3% 10.9% 4.4% 2.1% 0.0% 0.0%
Japan
6.2%
9.0% 0.0% 0.0% 0.6% 1.4% 2.4% 0.8% 0.0% 0.9% 1.1% 0.8% 1.1% 0.0%
Other Asia
3.1%
9.7% 0.0% 0.0% 0.0% 0.8% 3.2% 0.0% 0.0% 1.5% 3.3% 0.9% 0.0% 0.0%
Europe
16.1%
27.9% 0.0% 0.0% 7.2% 4.0% 6.2% 0.7% 2.5% 3.8% 0.0% 3.4% 0.0% 0.0%
Scandinavia
2.3%
6.6% 0.0% 0.0% 1.2% 1.5% 0.3% 0.0% 0.0% 3.5% 0.0% 0.0% 0.0% 0.0%
Africa & S.
America
0.0%
2.0% 0.0% 0.0% 1.2% 0.0% 0.0% 0.0% 0.0% 0.9% 0.0% 0.0% 0.0% 0.0%
Cash
0.0%
1.3% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 1.3%
Portfolio Totals 100.0% 2.4% 1.0% 13.9% 12.1% 16.2% 3.7% 10.8% 21.5% 8.8% 7.3% 1.1% 1.3%
MSCI World Weight 3.1% 2.7% 4.2% 10.2% 12.3% 6.9% 12.6% 13.2% 23.7% 8.3% 2.8% 0.0%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2021
Sincerely,
Bernard R. Horn, Jr., Shareholder and Portfolio Manager
As of December 31, 2021 , the Fund’s largest equity holdings and the percentages they represent in the Fund’s portfolio market value were as follows and are subject to change:
The Fund’s annual performance as compared to the benchmark has been as follows:
Historical Calendar Year Annual Returns (years ended December 31)
Percentage of
Issuer
Total Market
Value
Crocs, Inc. 2.0%
United Therapeutics Corp. 1.7%
Popular, Inc. 1.6%
Publicis Groupe SA 1.5%
Toronto-Dominion Bank 1.4%
Percentage of
Issuer
Total Market
Value
Arrow Electronics, Inc. 1.4%
SK Hynix, Inc. 1.4%
Anthem, Inc. 1.4%
Sony Group Corp. 1.4%
CVS Health Corp. 1.4%
Polaris Global Value Fund MSCI World Index
2021 15.3 6% 21.82%
2020 6.6 8% 15.90%
2019 22.79% 27.67%
2018 -12.66% -8.71%
2017 20.61% 22.40%
2016 11.67% 7.51%
2015 1.55% -0.87%
2014 3.68% 4.94%
2013 36.94% 26.68%
2012 21.00% 15.83%
2011 -8.16% -5.54%
2010 20.64% 11.76%
2009 35.46% 29.99%
2008 -46.19% -40.71%
2007 -3.97% 9.04%
2006 24.57% 20.07%
Polaris Global Value Fund MSCI World Index
2005 10.52% 9.49%
2004 23.63% 14.72%
2003 47.06% 33.11%
2002 3.82% -19.89%
2001 2.21% -16.82%
2000 -5.82% -13.18%
1999 16.50% 24.94%
1998 -8.85% 24.34%
1997 34.55% 15.76%
1996 23.34% 13.48%
1995 31.82% 20.72%
1994 -2.78% 5.08%
1993 25.70% 22.50%
1992 9.78% -5.23%
1991 17.18% 18.28%
1990 -11.74% -17.02%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2021
IMPORTANT INFORMATION
The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets.
Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. These risks are greater for emerging markets. Options trading involves risk and is not suitable for all investors. Fund performance includes reinvestment of dividends and capital gains. During the period, some of the Fund’s fees were waived or expenses reimbursed. In the absence of these waivers and reimbursements, performance figures would be lower.
On June 1, 1998, a limited partnership managed by the adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the
Fund. The Fund’s performance for the periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership’s performance had been readjusted to reflect the second year expenses of the Fund, the Fund’s performance for all the periods would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.
The MSCI World Index, net dividends reinvested, measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand, Israel and the Far East. The MSCI World Index is unmanaged and does include the reinvestment of dividends, net of withholding taxes. One cannot invest directly in an index or an average. The views in this letter were those of the Fund manager as of December 31, 2021 and may not reflect the views of the manager after the publication date. These views are intended to assist shareholders of the Fund in understanding their investment and do not constitute investment advice.

Polaris Global Value Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
DECEMBER 31, 2021
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Polaris
Global Value Fund (the “Fund”) compared with the performance of the benchmark, MSCI World Index, over the past ten fiscal years. The MSCI World
Index captures large and mid cap representation across 23 developed markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Polaris Global Value Fund vs. MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.24%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99%, through April 30, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. For the most recent month-end performance, please call (888)
263-5594.
Average Annual Total Returns
Years Ended December 31, 2021 One Year Five Year Ten Year
Polaris Global Value Fund 15.36% 9.75% 11.98%
MSCI World Index 21.82% 15.03% 12.70%

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
8
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.7%
Austria - 0.8%
78,400 ANDRITZ AG $ 4,050,545
Belgium - 0.9%
38,970 Solvay SA, Class A 4,534,341
Canada - 5.2%
796,700 Lundin Mining Corp. 6,222,693
78,066 Magna International, Inc. 6,316,499
149,837 Methanex Corp. 5,927,383
91,951 Toronto-Dominion Bank 7,049,613
25,516,188
Chile - 1.2%
325,200 Antofagasta PLC 5,891,735
China - 0.8%
1,990,000 Weichai Power Co., Ltd. 3,894,480
Colombia - 0.9%
491,900 Bancolombia SA 4,197,966
France - 4.2%
36,300 Cie Generale des Etablissements
Michelin SCA 5,957,365
54,107 IPSOS 2,541,033
112,276 Publicis Groupe SA 7,567,310
45,053 Vinci SA 4,765,616
20,831,324
Germany - 6.1%
63,400 BASF SE 4,459,334
261,742 Deutsche Telekom AG 4,857,289
114,442 flatexDEGIRO AG
(a)
2,637,114
87,000 Fresenius SE & Co. KGaA 3,506,351
27,800 Hannover Rueck SE 5,290,346
66,600 HeidelbergCement AG 4,513,049
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,923,214
30,186,697
Ireland - 1.6%
1,963,841 Greencore Group PLC
(a)
3,442,313
36,700 Jazz Pharmaceuticals PLC
(a)
4,675,580
8,117,893
Italy - 0.5%
2,399,507 TREVI - Finanziaria Industriale
SpA
(a)
2,573,391
Japan - 9.0%
101,000 Asahi Group Holdings, Ltd. 3,928,314
277,200 Brother Industries, Ltd. 5,328,082
419,000 Daicel Corp. 2,895,810
Shares Security Description Value
Japan - 9.0% (continued)
46,100 Daito Trust Construction Co., Ltd. $ 5,278,075
169,000 Honda Motor Co., Ltd. 4,745,458
135,000 KDDI Corp. 3,945,666
700,200 Marubeni Corp. 6,814,517
54,500 Sony Group Corp. 6,858,102
130,800 Sumitomo Mitsui Trust Holdings, Inc. 4,369,855
44,163,879
Norway - 3.7%
243,896 DNB Bank ASA 5,594,358
329,537 SpareBank 1 SR-Bank ASA 4,984,282
167,854 Sparebanken Vest 1,909,825
116,600 Yara International ASA 5,891,865
18,380,330
Puerto Rico - 1.6%
94,900 Popular, Inc. 7,785,596
Russia - 1.0%
3,148,600 Alrosa PJSC 5,149,215
Singapore - 0.9%
213,250 United Overseas Bank, Ltd. 4,256,771
South Korea - 7.3%
21,200 Hyundai Mobis Co., Ltd. 4,538,717
95,200 Kia Corp. 6,582,915
39,100 LG Electronics, Inc. 4,539,054
377,015 LG Uplus Corp. 4,313,273
89,242 Samsung Electronics Co., Ltd. 5,878,148
97,000 Shinhan Financial Group Co., Ltd. 3,002,818
63,400 SK Hynix, Inc. 6,986,667
35,841,592
Sweden - 2.8%
125,200 Duni AB, Class A
(a)
1,618,308
103,203 Loomis AB 2,749,050
195,400 SKF AB, Class B 4,638,377
460,533 Svenska Handelsbanken AB, Class A 4,987,468
13,993,203
Switzerland - 2.1%
31,544 Chubb, Ltd. 6,097,771
47,900 Novartis AG 4,220,162
10,317,933
Taiwan - 0.7%
640,000 Catcher Technology Co., Ltd. 3,620,197
United Kingdom - 10.5%
393,000 Amcor PLC 4,719,930
708,411 Babcock International Group PLC
(a)
3,054,959
143,234 Bellway PLC 6,467,649
131,626 Bunzl PLC 5,139,984
4,681,050 Cineworld Group PLC
(a)
2,026,898

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
9
See Notes to Financial Statements.
At December 31, 2021, the Fund held the following written options contracts:
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used
Shares Security Description Value
United Kingdom - 10.5% (continued)
475,403 Inchcape PLC $ 5,852,466
16,513 Linde PLC 5,720,599
258,426 Mondi PLC 6,387,211
55,928 Next PLC 6,169,659
2,508,047 Taylor Wimpey PLC 5,957,816
51,497,171
United States - 36.9%
45,651 AbbVie, Inc. 6,181,145
150,200 Allison Transmission Holdings, Inc. 5,459,770
14,900 Anthem, Inc. 6,906,746
52,500 Arrow Electronics, Inc.
(a)
7,049,175
87,200 Avnet, Inc. 3,595,256
80,600 Berry Global Group, Inc.
(a)
5,946,668
103,900 Brookline Bancorp, Inc. 1,682,141
14,800 Cambridge Bancorp 1,385,132
45,800 Capital One Financial Corp. 6,645,122
48,351 Carter's, Inc. 4,894,088
363,600 Cinemark Holdings, Inc.
(a)
5,861,232
169,774 Colony Bankcorp, Inc. 2,898,042
74,576 Crocs, Inc.
(a)(b)
9,562,135
66,400 CVS Health Corp. 6,849,824
64,735 Dime Community Bancshares, Inc. 2,276,083
206,000 Discovery, Inc., Class C
(a)
4,717,400
23,000 FedEx Corp. 5,948,720
27,467 General Dynamics Corp. 5,726,045
52,700 Ingredion, Inc. 5,092,928
85,300 Intel Corp. 4,392,950
119,163 International Bancshares Corp. 5,051,320
40,200 JPMorgan Chase & Co. 6,365,670
20,000 Laboratory Corp. of America
Holdings
(a)
6,284,200
28,000 M&T Bank Corp. 4,300,240
103,982 Marathon Petroleum Corp. 6,653,808
19,400 Microsoft Corp. 6,524,608
53,876 NextEra Energy, Inc. 5,029,863
50,700 Premier Financial Corp. 1,567,137
55,800 Science Applications International
Corp. 4,664,322
65,000 Tyson Foods, Inc., Class A 5,665,400
38,800 United Therapeutics Corp.
(a)
8,383,904
12,068 UnitedHealth Group, Inc. 6,059,826
120,438 Webster Financial Corp. 6,725,258
202,700 Williams Cos., Inc. 5,278,308
181,624,466
Total Common Stock (Cost $364,239,799) 486,424,913
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 0.01 05/05/25 $ 48,233
Shares Security Description Value
Money Market Fund - 1.0%
4,620,260 Northern Institutional
Treasury Portfolio
Premier Shares, 0.01%
(c)
(Cost $4,620,260) 4,620,260
Investments, at value - 99.7% (Cost $369,861,370) $ 491,093,406
Total Written Options - 0.0% (Premiums Received
$(83,695)) (35,000)
Other Assets & Liabilities, Net - 0.3% 1,736,599
Net Assets - 100.0% $ 492,795,005
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of December 31, 2021.
Contracts
Security
Description
Strike
Price
Exp.
Date
Notional
Contract
Value Value
Written Options - 0.0%
Call Options Written - 0.0%
(200) Crocs, Inc.
(Premiums
Received
$(83,695)) $ 165.00 02/22 $ 2,564,400 $ (35,000)

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
10
See Notes to Financial Statements.
in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as Written Options, which are reported at their market value at year end.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Austria $ 4,050,545 $ – $ – $ 4,050,545
Belgium 4,534,341 – – 4,534,341
Canada 25,516,188 – – 25,516,188
Chile 5,891,735 – – 5,891,735
China 3,894,480 – – 3,894,480
Colombia 4,197,966 – – 4,197,966
France 20,831,324 – – 20,831,324
Germany 30,186,697 – – 30,186,697
Ireland 8,117,893 – – 8,117,893
Italy 2,573,391 – – 2,573,391
Japan 44,163,879 – – 44,163,879
Norway 18,380,330 – – 18,380,330
Puerto Rico 7,785,596 – – 7,785,596
Russia 5,149,215 – – 5,149,215
Singapore 4,256,771 – – 4,256,771
South Korea 35,841,592 – – 35,841,592
Sweden 13,993,203 – – 13,993,203
Switzerland 10,317,933 – – 10,317,933
Taiwan 3,620,197 – – 3,620,197
United Kingdom 51,497,171 – – 51,497,171
United States 181,624,466 – – 181,624,466
Warrants 48,233 – – 48,233
Money Market Fund – 4,620,260 – 4,620,260
Investments at Value $ 486,473,146 $ 4,620,260 $ – $ 491,093,406
Total Assets $ 486,473,146 $ 4,620,260 $ – $ 491,093,406
Liabilities
Other Financial
Instruments*
Written Options (35,000) – – (35,000)
Total Liabilities $ (35,000) $ – $ – $ (35,000)
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 7.3%
Consumer Discretionary 16.3%
Consumer Staples 3.7%
Energy 2.4%
Financials 21.6%
Health Care 10.8%
Industrials 12.1%
Information Technology 8.9%
Materials 13.9%
Real Estate 1.1%
Utilities 1.0%
Warrants 0.0%
Money Market Fund 0.9%
Written Options 0.0%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2021
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $369,861,370) $ 491,093,406
Receivables:
Fund shares sold 908,695
Investment securities sold 1,579,391
Dividends 1,284,983
Prepaid expenses 13,098
Total Assets
494,879,573
LIABILITIES
Call options written, at value (Premiums received $83,695) 35,000
Payables:
Fund shares redeemed 1,161,688
Distributions payable 409,208
Accrued Liabilities:
Investment adviser fees 323,596
Fund services fees 42,400
Other expenses 112,676
Total Liabilities
2,084,568
NET ASSETS
$ 492,795,005
COMPONENTS OF NET ASSETS
Paid-in capital $ 366,438,228
Distributable earnings 126,356,777
NET ASSETS
$ 492,795,005
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 15,274,778
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 32.26

Polaris Global Value Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2021
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $952,678) $ 12,562,999
Interest income 22,184
Total Investment Income
12,585,183
EXPENSES
Investment adviser fees 5,109,777
Fund services fees 569,497
Custodian fees 112,093
Registration fees 35,404
Professional fees 69,960
Trustees' fees and expenses 11,562
Other expenses 281,672
Total Expenses 6,189,965
Fees waived
(1,131,314)
Net Expenses
5,058,651
NET INVESTMENT INCOME
7,526,532
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
20,784,085
Foreign currency transactions
(98,495)
Net realized gain
20,685,590
Net change in unrealized appreciation (depreciation) on:
Investments
40,453,444
Foreign currency translations
(48,211)
Written options
48,695
Net change in unrealized appreciation (depreciation)
40,453,928
NET REALIZED AND UNREALIZED GAIN
61,139,518
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 68,666,050

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Years Ended December 31,
2021 2020
OPERATIONS
Net investment income $ 7,526,532 $ 5,224,950
Net realized gain (loss) 20,685,590 (2,958,596)
Net change in unrealized appreciation (depreciation) 40,453,928 18,872,845
Increase in Net Assets Resulting from Operations
68,666,050 21,139,199
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(19,470,505) (6,905,258)
CAPITAL SHARE TRANSACTIONS
Sale of shares 48,232,645 79,862,710
Reinvestment of distributions 18,438,772 6,452,739
Redemption of shares
(73,837,293) (118,715,995)
Redemption fees
26,417 23,683
Decrease in Net Assets from Capital Share Transactions
(7,139,459) (32,376,863)
Increase (Decrease) in Net Assets
42,056,086 (18,142,922)
NET ASSETS
Beginning of Year
450,738,919 468,881,841
End of Year
$ 492,795,005 $ 450,738,919
SHARE TRANSACTIONS
Sale of shares 1,483,117 3,494,534
Reinvestment of distributions 576,543 222,842
Redemption of shares
(2,265,782) (5,152,538)
Decrease in Shares
(206,122) (1,435,162)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended December 31,
2021 2020 2019 2018 2017
NET ASSET VALUE, Beginning of Year
$ 29.12 $ 27.72 $ 23.41 $ 27.71 $ 23.32
INVESTMENT OPERATIONS
Net investment income (a) 0.48 0.32 0.62 0.47 0.37
Net realized and unrealized gain (loss)
3.97 1.53 4.72 (3.97) 4.43
Total from Investment Operations
4.45 1.85 5.34 (3.50) 4.80
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.50) (0.34) (0.68) (0.77) (0.41)
Net realized gain
(0.81) (0.11) (0.35) (0.03) –
Total Distributions to Shareholders
(1.31) (0.45) (1.03) (0.80) (0.41)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 32.26 $ 29.12 $ 27.72 $ 23.41 $ 27.71
TOTAL RETURN
15.36% 6.68% 22.79% (12.66)% 20.61%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 492,795 $ 450,739 $ 468,882 $ 422,161 $ 544,750
Ratios to Average Net Assets:
Net investment income 1.47% 1.34% 2.35% 1.74% 1.45%
Net expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.21% 1.24% 1.23% 1.23% 1.24%
PORTFOLIO TURNOVER RATE 19% 57% 10% 22% 48%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
Note 1. Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2021, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of December 31, 2021, are disclosed in the Fund’s Schedule of
Investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
December 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services)
(“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust
($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and
Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit annual operating expenses to
0.99% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through April 30, 2022. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. Other Waivers are not eligible for recoupment. For the year ended December 31,
2021, fees waived were as follows:
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2021, were $93,471,748 and $110,513,154, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for year ended December
31, 2021, for any derivative type that was held during the period is as follows:
The Fund’s use of derivatives during the year ended December 31, 2021, was limited to written options.
Following is a summary of the effects of derivative on the Statement of Assets and Liabilities as of December 31, 2021:
Investment Adviser Fees Waived Other Waivers Total Fees Waived
$ 1,078,814 $ 52,500 $ 1,131,314
Written Options $ (83,695)
Location: Equity Risk
Liability derivatives:
Call options written $ (35,000)

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
Realized and unrealized gains and losses on derivative contracts during the year ended December 31, 2021, by the Fund are recorded in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at December 31,
2021 . These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of December 31, 2021, the cost of investments for federal income tax purposes is $372,321,320 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Location: Equity Contracts
Net change in unrealized appreciation (depreciation) on:
Written options $ 48,695
Total net change in unrealized appreciation (depreciation) $ 48,695
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Liabilities:
Over-the-counter derivatives** (35,000) 35,000 – –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities
** Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the
Schedule of Call and Put Options Written.
Gross Unrealized Appreciation
$ 136,605,133
Gross Unrealized Depreciation
(17,868,047)
Net Unrealized Appreciation
$ 118,737,086
2021 2020
Ordinary Income $ 15,943,102 $ 5,253,692
Long-Term Capital Gain 3,527,403 1,651,566
$ 19,470,505 $ 6,905,258

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2021
As of December 31, 2021, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to passive foreign investment company transactions, wash sales and return of capital on equity securities.
During the year ended December 31, 2021, the Fund utilized $1,166,745 of capital loss carryforwards to offset capital gains.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Undistributed Ordinary Income
$ 773,476
Undistributed Long-Term Gain
6,852,129
Unrealized Appreciation
118,731,172
Total
$ 126,356,777

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Forum Funds
and the Shareholders of Polaris Global Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Polaris Global Value Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2008.
Philadelphia, Pennsylvania
February 25, 2022

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2021
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2020 through June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 9, 2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at
www.polarisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at www.polarisfunds.com, and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2021
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
July 1, 2021 through December 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 20.56 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD)
Beginning
Account Value
July 1, 2021
Ending
Account Value
December 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,013.29 $ 5.02 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2021
and 76.19 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates
0.04 % as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund also designates 52.94%
as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). The Fund paid long-term capital gain dividends of $3,527,403.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 263-5594 or visit the Fund's website at www.polarisfunds.com.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2021
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and Vice
President
Chief Compliance Officer
2008-2016 and 2021-current;
Vice President since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

INTENTIONALLY LEFT BLANK

Annual Report
DECEMBER 31, 2021
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-ANR-1221

BEEHX
Annual Report
December 31, 2021

Table of Contents
The views expressed in this report are those of the investment advisor of The BeeHive Fund (the “Fund”) as of December 31,
2021 and may not reflect its views on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. The
Fund is subject to various forms of risk, including the possible loss of principal. Investing in foreign securities entails risks not associated with domestic equities, including economic and political instability and currency fluctuations. Investing in fixed income securities includes the risk that rising interest rates will cause a decline in values. Focused investments in particular industries or market sectors can entail increased volatility and greater market risk than is the case with more broadly diversified investments. Investments in securities of small and mid-capitalization companies involve the possibility of greater volatility than investments in larger capitalization companies. Investments in American Depositary Receipts involve many of the same risks as investing in foreign securities.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 4
Schedule of Investments 5
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 14
Additional Information (Unaudited) 15

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2021
1
Dear Shareholders,
Market Overview
Midtown Manhattan is empty. Again. The sense of desperation and fear that we felt in the spring of 2020 has been replaced by a general weariness. Strangers bond over the question “will this ever end?” Yet, the local businesses that survived the first round seem to be getting by. During the worst of the early pandemic shutdown, the hole-in-the-wall pizza place around the corner from
Spears Abacus managed to stay open despite a 90% decline in business. Thanks to a handful of major construction projects nearby, it now has a slow but steady stream of customers. Many of the construction workers buying pizza and calzones are building a new headquarters for JP Morgan.
2021 started with vaccine-induced optimism but ended with Omicron. Along the way, global economic activity began to boom, and inflation appeared to be stickier than anticipated. Interest rates rose, making the bond market a challenging place to generate positive returns. U.S. stock market averages boomed, but underlying conditions were oddly challenging. Despite positive returns in the mid-
20% range for most averages, almost 40% of U.S. stocks posted negative returns for the year. Nearly a third were down more than
10%. Such stocks are sometimes referred to as torpedoes because they come out of nowhere and can sink a portfolio. It is often the case that stocks that underperform have some common characteristic, size or similar industry groupings. This was less so in 2021, making torpedoes especially difficult to avoid.
As usual, Washington provided its own crosscurrents. Congress passed one big spending bill, but Build Back Better has ground to a halt. In the absence of clarity around fiscal policy, monetary policy is back in the spotlight. In early December, the governors of the Federal Reserve Bank abandoned the word “transitory” and acknowledged that inflation was not abating. The Fed would taper its purchases of bonds more quickly than anticipated and would likely raise short-term interest rates sooner and faster than markets previously forecasted. The shift was quickly dubbed the Powell Pivot. “Powell’s pivot on inflation turns the trader pandemic playbook on its head.” – Headline from Trader Talk, CNBC on December 1, 2021.
The pivot from accommodation to tightening presumably would usher in a new set of investing “rules.” But at least the rules would be clear. What worked best during a period of easy money would likely lag as interest rates rise. New leadership would emerge.
Investors refer to this as a regime change. When it is orderly, it can be relatively easily navigated. Orderly went out the window with Omicron.
Because Omicron surfaced during the holiday season, its impact, particularly on the travel industry, has been particularly visible. We have read or known firsthand about thousands of cancelled flights. Guest lists shrank or expanded as family members and friends tested positive or were suddenly available because others contracted Covid. Events were cancelled. Hotels lost guests. Businesses closed for lack of healthy employees. Assuming that these challenges are felt throughout the economy, the debate about the future of inflation will resurface.
Using our local pizza place as an example, if it must lay off its few remaining employees or close altogether, it would be bad for the economy. However, if even a few more office workers return and join the pipefitters and electricians buying slices, it might require the pizzeria to hire back another helper at the same time that it is forced to raise prices because it is more difficult and expensive to get cheese, tomatoes and flour. This could be good for the economy but bad for inflation.
Central bankers are charged with predicting which path is more likely and adjusting monetary policy accordingly. Market participants, especially shorter term traders, will examine Fed actions and statements under a microscope and will speculate on the persistence of the Powell Pivot. Many will place bets on whether there will be a regime change.
When we invest, we avoid the behavior and language of Las Vegas. But we think a lot about the kinds of risks that are present in financial markets. Potential inflection points (regime changes) present specific kinds of risks that can be quite difficult to accurately predict. That is one of the many good reasons that we invest in a portfolio of securities, not just a small handful. We cannot avoid risk, so do our best to diversify it. In this environment, we do not want to have too much exposure to either the old or new regime.
We prefer to invest in businesses where the factors determining risk and reward are unique and specific rather than associated with general economic trends. However, this is not always possible.

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2021
2
We will continue to own companies that we believe can prosper in a slow growth environment. These are highly profitable businesses that have little competition and receive steady demand for their products and services in all but the most dire economic circumstances. As a result, these stocks often trade at relatively high valuations, which investors are willing to accept in a low interest-rate environment. If the Omicron variant forces economies to retrench, these stocks should continue to outperform. If, in fact, we do enter a rising growth and interest-rate environment, we would not expect this group of stocks to be market leaders.
These investments are balanced by another portion of our portfolios invested in companies that benefit directly from an improving economy. Economic sensitivity is usually “rewarded” with lower stock valuations. Cheap stocks have noticeably underperformed in the low-growth environment since the financial crisis, creating potentially attractive opportunities. If Covid worries fade more quickly than anticipated, people go back to work, eat out more, buy another new car or upgrade appliances, the result can be better than expected earnings growth for the companies that provide those goods and services. The combination of lower valuations and surprisingly strong earnings generally results in higher stock prices, even when interest rates are rising.
Many companies in the latter group have been out of favor for a number of years. Mainstream investors are likely unaware that the best of them have meaningfully improved operations, competitive position and financial characteristics. Some are significant beneficiaries of new technologies that improve their businesses further still. Undervalued and under-appreciated can be an especially enticing combination.
Portfolio Insight – Technology in Unexpected Places
In 2011 Mark Andreesen, one of the most respected venture capitalists in Silicon Valley, published an article in The Wall Street
Journal titled, “Why Software is Eating the World”. His premise was that ubiquitous internet access, powerful smartphones and cloud delivery of applications and computing power would enable software-based companies to successfully compete against entrenched players in traditional industries. Early and extreme examples would be Amazon and Netflix pushing Borders, Barnes &
Noble, Blockbuster and others out of the bookselling and movie-rental businesses. “Over the next 10 years,” Andreesen wrote, “the battles between incumbents and software-powered insurgents will be epic.” He was remarkably prescient. Google and Facebook have muscled their way into advertising. Airbnb is a significant factor in hospitality. Apple and Spotify have made CDs obsolete.
The list goes on. We believe that it is likely that, in the next decade, software will move even more deeply into industries that are generally thought of as existing only in the physical world.
Perhaps the most obvious example of this is in the automobile industry. Software has been making inroads into the auto industry for years, arguably since VW introduced electronic fuel injection in the 1968 Type III.
While there has been a dramatic increase in software content over the last half century – engine management systems, anti-lock brakes, navigation systems, etc. – most cars on the road today are not all that different than the VW Type III. An internal combustion engine under the hood, with a human behind the wheel calling the shots.
We believe that the next ten years will be very different as power-train electrification and increasing “active safety” content bring a once-in-a-generation change in personal mobility. In the end, it will not be a car with a computer in it, but a car that is a computer.
The potential implications of this are already visible in the market. The market cap of Tesla, a perceived or presumed winner, is
30% larger than the ten largest auto makers by volume. In our opinion, this is not because the market believes that Tesla will one day produce all the cars in the world, but because in a world of software-enabled vehicles, new high-margin profit pools will exist.
There is skepticism in the market, but we don’t think that Tesla will be alone in capturing this opportunity.

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2021
3

©VOLKSWAGEN OF AMERICA, INC.

THINK

Now. A car with a computer in it.

Every Volkswagen Squareback now comes with a computer.

It looks like a box, about a foot wide, and is connected to the engine in 9 places.

Let us explain. (Or try to.)

The Volkswagen Squareback is one of the few cars in the world with a fuel injection system.

A computer was designed to control this system. To think for it.

For instance, the computer can actually figure engine speed, engine load and engine temperature.

Then send precise amounts of fuel and air to each cylinder.

Fuel waste decreases; mileage increases. And you'll get about 27 miles to the gallon.

What you won't get are carburetor problems. Because there is no carburetor. Nothing to adjust, nothing to clean, nothing to flood.

Only the VW Squareback (and its sister car, the Fastback) has a fuel injection system and a thinking computer.

Volkswagens always made sense.

Now they have sense.

Much the way that smartphone makers have been able to monetize those platforms through app stores and search deals, we believe that automakers will increasingly find ways to monetize the data produced and consumed by the vehicle and the captive audience inside. For instance, GM is already using vehicle driving data to launch an insurance business that can compete by offering lower rates to proven safe drivers.
But it won’t be just car makers that benefit. We believe that Fund holding Aptiv will be among the clear winners. Once a traditional auto-parts supplier, the company has worked to position its portfolio of products to benefit from active safety and electrification. Its revenue should continue to grow by eight to ten percentage points above the auto market broadly and with expanding margins as sales increasingly come from software, rather than hardware.
And, as Tesla has shown, there will be opportunities for companies outside of the auto industry. Google’s Waymo division is one of the leaders in autonomous driving, Apple is rumored to have its own automotive ambitions, and even Microsoft has gotten in on the action with a cloud partnership with GM’s Cruise to help manage the masses of data required for fully autonomous driving.
Regards,
Spears Abacus

The BeeHive Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
December 31, 2021
4
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in The BeeHive Fund
(the “Fund”) compared with the performance of the benchmark, S&P 500 Index (the “S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
in The BeeHive Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.00%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99%, through April 30, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the
Board of Trustees. The advisor may recoup from the Fund fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 684-4915.
Average Annual Total Returns
Periods Ended December 31, 2021 One Year Five Year Ten Year
The BeeHive Fund 20.79% 13.47% 12.33%
S&P 500® Index 28.71% 18.47% 16.55%

The BeeHive Fund
SCHEDULE OF INVESTMENTS
December 31, 2021
5
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.0%
Consumer Discretionary - 14.7%
35,760 Aptiv PLC
(a)
$ 5,898,612
98,520 Comcast Corp., Class A 4,958,512
109,550 General Motors Co.
(a)
6,422,916
108,720 Prosus NV, ADR 1,805,839
56,513 Restaurant Brands International, Inc. 3,429,209
13,930 Whirlpool Corp. 3,268,814
25,783,902
Consumer Staples - 9.5%
63,600 Molson Coors Beverage Co., Class B 2,947,860
81,940 Mondelez International, Inc., Class A 5,433,441
49,750 Nestle SA, ADR 6,983,408
38,397 US Foods Holding Corp.
(a)
1,337,368
16,702,077
Financials - 14.9%
15,320 Aon PLC, Class A 4,604,579
11,720 Berkshire Hathaway, Inc., Class B
(a)
3,504,280
36,970 Chubb, Ltd. 7,146,671
42,950 Intercontinental Exchange, Inc. 5,874,271
31,610 JPMorgan Chase & Co. 5,005,444
26,135,245
Health Care - 7.3%
77,467 Tabula Rasa HealthCare, Inc.
(a)
1,162,005
17,335 Thermo Fisher Scientific, Inc. 11,566,605
12,728,610
Industrials - 6.0%
61,030 Berry Global Group, Inc.
(a)
4,502,793
80,061 BrightView Holdings, Inc.
(a)
1,127,259
15,000 Danaher Corp. 4,935,150
10,565,202
Materials - 5.8%
32,370 Ball Corp. 3,116,260
63,950 Crown Holdings, Inc. 7,074,148
10,190,408
Real Estate - 2.7%
28,530 Prologis, Inc. REIT 4,803,311
Software & Services - 33.1%
3,082 Alphabet, Inc., Class A
(a)
8,928,677
2,251 Alphabet, Inc., Class C
(a)
6,513,471
87,110 CDK Global, Inc. 3,635,972
76,220 Clarivate PLC
(a)
1,792,694
39,990 Fiserv, Inc.
(a)
4,150,562
27,329 Global Payments, Inc. 3,694,334
57,755 Microsoft Corp. 19,424,162
59,860 Oracle Corp. 5,220,391
40,581 VMware, Inc., Class A 4,702,526
58,062,789
Technology Hardware & Equipment - 5.0%
49,765 Apple, Inc. 8,836,771
Total Common Stock (Cost $72,381,201) 173,808,315
Shares Security Description Value
Money Market Fund - 2.1%
3,654,699 First American Treasury Obligations Fund,
Class X, 0.01%
(b)
(Cost $3,654,699) 3,654,699
Investments, at value - 101.1% (Cost $76,035,900) $ 177,463,014
Other Assets & Liabilities, Net - (1.1)% (1,867,833)
Net Assets - 100.0% $ 175,595,181
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 173,808,315
Level 2 - Other Significant Observable Inputs 3,654,699
Level 3 - Significant Unobservable Inputs –
Total $ 177,463,014
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Consumer Discretionary 14.5%
Consumer Staples 9.4%
Financials 14.7%
Health Care 7.2%
Industrials 6.0%
Materials 5.7%
Real Estate 2.7%
Software & Services 32.7%
Technology Hardware & Equipment 5.0%
Money Market Fund 2.1%
100.0%

The BeeHive Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021
6
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $76,035,900) 177,463,014
Receivables:
Dividends 94,503
Prepaid expenses 6,039
Total Assets
177,563,556
LIABILITIES
Payables:
Investment securities purchased 1,800,995
Distributions payable 3,633
Accrued Liabilities:
Investment advisor fees 114,526
Fund services fees 19,971
Other expenses 29,250
Total Liabilities
1,968,375
NET ASSETS
$ 175,595,181
COMPONENTS OF NET ASSETS
Paid-in capital $ 74,604,649
Distributable earnings 100,990,532
NET ASSETS
$ 175,595,181
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,948,004
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 22.09

The BeeHive Fund
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2021
7
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $74,064) $ 1,735,178
Total Investment Income
1,735,178
EXPENSES
Investment advisor fees 1,233,632
Fund services fees 230,244
Custodian fees 17,416
Registration fees 8,706
Professional fees 43,577
Trustees’ fees and expenses 6,052
Investment advisor expense reimbursements recouped
19,148
Other expenses 42,968
Total Expenses 1,601,743
NET INVESTMENT INCOME
133,435
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 7,531,633
Net change in unrealized appreciation (depreciation) on investments
22,947,971
NET REALIZED AND UNREALIZED GAIN
30,479,604
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 30,613,039

The BeeHive Fund
STATEMENTS OF CHANGES IN NET ASSETS
8
See Notes to Financial Statements.
For the Years Ended December 31,
2021 2020
OPERATIONS
Net investment income $ 133,435 $ 305,249
Net realized gain 7,531,633 3,342,991
Net change in unrealized appreciation (depreciation) 22,947,971 16,524,482
Increase in Net Assets Resulting from Operations
30,613,039 20,172,722
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(9,200,707) (2,477,905)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,590,570 2,018,346
Reinvestment of distributions 8,958,806 2,411,269
Redemption of shares
(6,054,219) (6,851,713)
Increase (Decrease) in Net Assets from Capital Share Transactions
4,495,157 (2,422,098)
Increase in Net Assets
25,907,489 15,272,719
NET ASSETS
Beginning of Year
149,687,692 134,414,973
End of Year
$ 175,595,181 $ 149,687,692
SHARE TRANSACTIONS
Sale of shares 74,670 117,749
Reinvestment of distributions 414,425 126,913
Redemption of shares
(288,033) (403,672)
Increase (Decrease) in Shares
201,062 (159,010)

The BeeHive Fund
FINANCIAL HIGHLIGHTS
9
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2021 2020 2019 2018 2017
NET ASSET VALUE, Beginning of Year
$ 19.32 $ 17.00 $ 13.10 $ 15.23 $ 14.26
INVESTMENT OPERATIONS
Net investment income (a) 0.02 0.04 0.24 0.13 0.10
Net realized and unrealized gain (loss)
3.97 2.61 4.50 (1.79) 1.48
Total from Investment Operations
3.99 2.65 4.74 (1.66) 1.58
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.02) (0.04) (0.24) (0.13) (0.09)
Net realized gain
(1.20) (0.29) (0.60) (0.34) (0.52)
Total Distributions to Shareholders
(1.22) (0.33) (0.84) (0.47) (0.61)
NET ASSET VALUE, End of Year
$ 22.09 $ 19.32 $ 17.00 $ 13.10 $ 15.23
TOTAL RETURN
20.79% 15.59% 36.28% (10.98)% 11.07%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 175,595 $ 149,688 $ 134,415 $ 105,406 $ 130,876
Ratios to Average Net Assets: (b)
Net investment income 0.08% 0.23% 1.49% 0.84% 0.64%
Net expenses 0.97%(c) 0.98% 0.98% 0.99% 0.99%(c)
Gross expenses 0.97% 0.99%(d) 0.98%(d) 0.99%(d) 0.99%
PORTFOLIO TURNOVER RATE 14% 22% 10% 10% 14%
(a) Calculated based on average shares outstanding during each year.
(b) The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(c) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
10
Note 1. Organization
The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if
(1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
11
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2021, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – Spears Abacus Advisors LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the Act. The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee up to 0.25% of the Fund’s average daily net assets.
The Fund has suspended payments under its Rule 12b-1 plan until further notice and has not paid any distribution fees to date. The
Fund may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
12
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total annual Fund operating expenses after fee waiver and/or expense reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses)
to 0.99% of the Fund’s average daily net assets through April 30, 2022 (the “Expense Cap”).
The Advisor may recoup from the Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual Fund operating expenses after fee waiver and/or expense reimbursement of the Fund (after giving effect to the recouped amount) to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/
reimbursed. As of December 31, 2021 , $ 0 is subject to recapture by the Advisor. Refer back to the Statement of Operations to see what was recouped during the year.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2021 totaled $22,614,628 and $22,901,141, respectively.
Note 6. Federal Income Tax
As of December 31, 2021, the cost of investments for federal income tax purposes is $76,055,879 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2021 , distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to post-October losses and wash sales.
For tax purposes, the current year post-October loss was $ 424,261 (realized during the period November 1, 2021 through December
31, 2021 ). This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, January 1, 2022.
Gross Unrealized Appreciation
$ 105,260,053
Gross Unrealized Depreciation
(3,852,918)
Net Unrealized Appreciation
$ 101,407,135
2021 2020
Ordinary Income $ 148,822 $ 275,761
Long-Term Capital Gain 9,051,885 2,202,144
$ 9,200,707 $ 2,477,905
Undistributed Ordinary Income
$ 7,658
Capital and Other Losses
(424,261)
Unrealized Appreciation
101,407,135
Total
$ 100,990,532

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2021
13
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
14
To the Board of Trustees of Forum Funds
and the Shareholders of The BeeHive Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of The BeeHive Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2021 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one of more of the Funds in the Forum Funds since 2008.
Philadelphia, Pennsylvania
February 25, 2022

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
15
Investment Advisory Agreement Approval
At the September 9, 2021 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Advisor and the Trust pertaining to the Fund (the “Advisory Agreement”).
In preparation for its deliberations, the Board requested and reviewed written responses from the Advisor to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Advisor. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Advisor and was assisted by the advice of Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Advisor, including information on the investment performance of the Fund and the Advisor; (2) the costs of the services provided and profitability to the Advisor with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the
Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Advisor from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Advisor was an ongoing one, and, in this regard, the Board considered information provided by the Advisor at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Advisor and a discussion with the Advisor about the Advisor’s personnel, operations and financial condition, the Board considered the quality of services provided by the
Advisor under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Advisor providing services to the Fund, as well as the investment philosophy and decision-making process of the Advisor and the capability and integrity of the Advisor’s senior management and staff.
The Board considered also the adequacy of the Advisor’s resources. The Board noted the Advisor’s representation that the firm is in stable financial condition and has the operational capability, the staffing and experience and the financial strength necessary to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Advisor in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Advisor regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed its primary benchmark, the S&P 500 Index, for the one-, three-, five-, and 10-year periods ended June 30, 2021 and for the period since the Fund’s inception on September 2, 2008. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight as having characteristics similar to the Fund, noting that, based on the information provided by Strategic Insight, the Fund underperformed the median of its Strategic Insight peer group for the one-, five-, and 10-year periods ended June 30, 2021 and outperformed the median of the Strategic Insight peer group for the three-year period ended June 30, 2021.
The Board noted the Advisor’s representation that, although the Fund does hold some positions that benefitted from the strong market preference for growth and momentum investments over value investments during the past five years, the Advisor’s discipline of investing in growing businesses at reasonable valuations resulted in the Fund having higher exposure to stocks with “value”
attributes, which have consistently underperformed growth stocks for the last several years. In that regard, the Board noted the
Advisor’s representation that the Advisor remained committed to its investment discipline, including during periods in which the
Fund’s investment strategy may be out of favor with investors. The Board also noted the Advisor’s representation that the Fund was underweight certain outperforming sectors relative to the benchmark and peers during the period. The Board noted further the Advisor’s representation that the Fund’s conservative cash position limited upside performance relative to the benchmark and peers, and that Fund’s underperformance during the six-month period ended December 31, 2017 had a disproportionately negative impact on the Fund’s longer term performance. Finally, the Board noted the Advisor’s representation that, based on the Advisor’s

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
16
communications with Fund shareholders and the predominantly taxable shareholder base, the Advisor remained sensitive to the tax implications of portfolio turnover, which, in certain cases, may lead to holding investments with unrealized capital gains that may seem temporarily overvalued relative to alternatives in the market as a whole and, as a result, differences in the performance of the
Fund compared to its peers and benchmark.
Based on the foregoing, including the Advisor’s representations regarding the Fund’s recent performance and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Advisor’s continued management of the Fund.
Compensation
The Board evaluated the Advisor’s compensation for providing advisory services to the Fund and analyzed comparative information on net advisory fee rates and actual total expense ratios of the Fund compared to its Strategic Insight peer group. The Board noted
that the net advisory fee for the Fund was higher than the median of the Strategic Insight peer group and the Fund’s total expense ratio was lower than the median of the Strategic Insight peer group. In addition, the Board noted that the Advisor had contractually agreed to waive its fees or reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund at or below
0.99%. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the
Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Advisor regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Advisor’s resources devoted to the Fund, as well as the Advisor’s discussion of costs and profitability of its Fund activities. The Board noted the Advisor’s representation that it did not maintain separately identifiable profit and loss information for the Fund. Based on other applicable considerations, however, including financial statements from the Advisor indicating its profitability and expenses from overall operations and the Advisor’s representation that the Fund required significantly more attention and resources than the other accounts managed by the Advisor, the Board concluded that the Advisor’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size and net expense ratio. The Board noted the Advisor’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s relatively low asset level and because the
Advisor was already waiving a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-
upon Expense Cap, the Advisor was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information, and in light of the relatively stable asset levels in the Fund, the Board concluded that economies of scale did not currently warrant further consideration.
Other Benefits
The Board noted the Advisor’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Advisor from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory
Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the
Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
17
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
July 1, 2020 through June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 9,
2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (866) 684-4915 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (866) 684-4915 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 0.16% as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund also designates 0.00% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). The Fund paid long-term capital gain dividends of $9,051,885.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
18
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2021 through December 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 684-4915.
Beginning
Account Value
July 1, 2021
Ending
Account Value
December 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,075.45 $ 5.07 0.97%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.32 $ 4.94 0.97%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2021
19
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and Vice
President
Chief Compliance Officer
2008-2016 and 2021-current;
Vice President since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, Maine 04101
www.foreside.com
237-ANR-1221

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,900 in 2020 and $44,900 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2020 and $0 in 2021.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,000 in 2020 and $9,000 in 2021. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2020 and $0 in 2021.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2020 and $0 in 2021. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 25, 2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 25, 2022